Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021		Apr. 30, 2020	Apr. 30, 2021		Apr. 30, 2020
Disclosure of classes of share capital [line items]
Balance as at beginning of period					$ 95,499
Balance as at end of period		$ 94,515			$ 94,515
Issued capital [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance as at beginning of period		226.0		232.0	226.0		232.0
Redemption of shares, Number of shares		(28.0)		0.0	(28.0)		0.0
Balance as at end of period		198.0		232.0	198.0		232.0
Balance as at beginning of period	[1]	$ 5,650		$ 5,800	$ 5,650		$ 5,800
Redemption of shares, amount		(700)	[1]	0	(700)	[1]	0
Balance as at end of period	[1]	$ 4,950		$ 5,800	$ 4,950		$ 5,800

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.